Fair Value of Financial Instruments Not Accounted For at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
2020 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Amount Asset (Liability) - Secured term loan facilities and revolving credit facilities	$ (100,000)
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Amount Asset (Liability) - Secured term loan facilities and revolving credit facilities	(898,871)	$ (762,047)
Fair Value Asset (Liability) - Secured term loan facilities and revolving credit facility	(898,871)	(762,047)
Level 2 [Member] | 2020 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Amount Asset (Liability) - Bonds	(100,000)	(100,000)
Fair Value Asset (Liability) - Bonds	$ (99,750)	$ (99,000)